SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2023
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
12. SELECTED QUARTERLY FINANCIAL DATA (
UNAUDITED
)
Restatement of Interim Financial Information (Unaudited)
Due to the misstatements described in Note 1 above, the Company has restated, and recast for the discontinued operations and reverse stock split, its unaudited condensed consolidated balance sheets, condensed consolidated statements of operations and comprehensive loss, condensed consolidated statements of convertible preferred stock and stockholders’ equity (deficit), and condensed consolidated statements of cash flows for the quarterly periods ended March 31, 2022, June 30, 2022, September 30, 2022, March 31, 2023, June 30, 2023 and September 30, 2023.

	March 31, 2023			March 31, 2022
Corrected Condensed Consolidated Balance Sheets (unaudited)	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement Adjustment	As Restated
ASSETS
Current assets:
Cash and cash equivalents	$47,976	$—	$47,976	$36,488	$—	$36,488
Restricted Cash	—	—	—	1,482	—	1,482
Accounts receivable	25,703	295	25,998	8,649	—	8,649
Prepaid expenses and other current assets	5,245	(143)	5,102	4,038	—	4,038
Current assets from discontinued operations	564	168	732	1,350	—	1,350

Total current assets	79,488	320	79,808	52,007	—	52,007
Property and equipment, net	270	—	270	239	—	239
Operating lease right-of-use asset	917	(81)	836	2,030	(184)	1,846
Other assets	102	—	102	155	—	155
Noncurrent assets from discontinued operations	959	—	959	864	—	864

Total assets	$81,736	$239	$81,975	$55,295	$(184)	$55,111

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable	3,980	46	4,026	2,861	—	2,861
Accrued liabilities	9,078	30	9,108	9,234	720	9,954
Accrued indirect tax liabilities	—	11,795	11,795	—	7,942	7,942
Accrued compensation and benefits	5,843	—	5,843	3,079	—	3,079
Current contract liabilities	699	—	699	4,514	—	4,514
Current portion of operating lease liability	1,001	(81)	920	1,190	(100)	1,090
Current portion of term loan	—	—	—	1,481	—	1,481
Current liabilities from discontinued operations	15,062	29	15,091	9,746	—	9,746

Total current liabilities	35,663	11,819	47,482	32,105	8,562	40,667
Long-term contract liabilities	92	(9)	83	337	—	337
Long-term operating lease liability	—	—	—	1,004	(84)	920
Noncurrent liabilities from discontinued operations	19,144	159	19,303	16,892	—	16,892

Total liabilities	54,899	11,969	66,868	50,338	8,478	58,816

	March 31, 2023			March 31, 2022
Corrected Condensed Consolidated Balance Sheets (unaudited)	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement Adjustment	As Restated
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock (1)
Series X Convertible Preferred stock (2)	—	—	—	—	—	—
Common stock (3)	1	—	1	1	—	1
Additional paid-in capital	430,593	—	430,593	400,404	(720)	399,684
Accumulated deficit	(403,757)	(11,730)	(415,487)	(395,448)	(7,942)	(403,390)

Total stockholders’ equity (deficit)	26,837	(11,730)	15,107	4,957	(8,662)	(3,705)

Total liabilities and stockholders’ equity (deficit)	$81,736	$239	$81,975	$55,295	$(184)	$55,111

(1)	Preferred stock, $0.0001 par value; 10,000,000 shares authorized at March 31, 2023 and March 31, 2022
(2)
Series X Convertible Preferred Stock, $0.0001 par value; 4,947,759 shares authorized at March 31, 2023 and March 31, 2022; 2,156,713 shares issued and 2,104,472 shares outstanding at March 31, 2023; 1,870,713 shares issued and 1,818,472 shares outstanding at March 31, 2022

(3)
Common stock, $0.0001 par value; 20,000,000 shares authorized at March 31, 2023 and March 31, 2022; 4,501,256 shares issued and outstanding at March 31, 2023 and 3,452,567 shares issued and outstanding at March 31, 2022

	June 30, 2023			June 30, 2022
Corrected Condensed Consolidated Balance Sheets (unaudited)	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement Adjustment	As Restated
ASSETS
Current assets:
Cash and cash equivalents	$50,430	$—	$50,430	$24,637	$—	$24,637
Restricted cash	—	—	—	370	—	370
Accounts receivable	5,310	—	5,310	4,113	—	4,113
Prepaid expenses and other current assets	3,230	—	3,230	5,909	—	5,909
Current assets from discontinued operations	3,270	434	3,704	1,517	—	1,517

Total current assets	62,240	434	62,674	36,546	—	36,546
Property and equipment, net	297	—	297	201	—	201
Operating lease right-of-use asset	4,388	(81)	4,307	1,765	(162)	1,603
Other assets	101	—	101	150	—	150
Noncurrent assets from discontinued operations	960	—	960	862	—	862

Total assets	$67,986	$353	$68,339	$39,524	$(162)	$39,362

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable	1,899	—	1,899	3,091	—	3,091
Accrued liabilities	10,022	—	10,022	8,567	—	8,567
Accrued indirect tax liabilities	—	13,431	13,431	—	10,582	10,582
Accrued compensation and benefits	3,582	—	3,582	3,464	—	3,464
Current contract liabilities	369	—	369	4,444	—	4,444
Current portion of operating lease liability	942	(81)	861	1,233	(104)	1,129
Current portion of term loan	—	—	—	370	—	370
Current liabilities from discontinued operations	14,606	—	14,606	10,286	—	10,286

Total current liabilities	31,420	13,350	44,770	31,455	10,478	41,933
Long-term contract liabilities	—	—	—	195	—	195
Long-term operating lease liability	3,601	—	3,601	679	(58)	621
Noncurrent liabilities from discontinued operations	17,551	—	17,551	15,156	—	15,156

Total liabilities	52,572	13,350	65,922	47,485	10,420	57,905

	June 30, 2023			June 30, 2022
Corrected Condensed Consolidated Balance Sheets (unaudited)	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement Adjustment	As Restated
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock (4)
Series X Convertible Preferred stock (5)	—	—	—	—	—	—
Common stock (6)	1	—	1	1	—	1
Additional paid-in capital	431,527	—	431,527	400,605	—	400,605
Accumulated deficit	(416,114)	(12,997)	(429,111)	(408,567)	(10,582)	(419,149)

Total stockholders’ equity (deficit)	15,414	(12,997)	2,417	(7,961)	(10,582)	(18,543)

Total liabilities and stockholders’ equity (deficit)	$67,986	$353	$68,339	$39,524	$(162)	$39,362

(4)	Preferred stock, $0.0001 par value; 10,000,000 shares authorized at June 30, 2023 and June 30, 2022
(5)
Series X Convertible Preferred Stock, $0.0001 par value; 4,947,759 shares authorized at June 30, 2023 and June 30, 2022; 2,156,713 shares issued and 2,104,472 shares outstanding at June 30, 2023; 1,870,713 shares issued and 1,818,472 shares outstanding at June 30, 2022

(6)
Common stock, $0.0001 par value; 20,000,000 shares authorized at June 30, 2023 and June 30, 2022; 4,512,595 shares issued and outstanding at June 30, 2023 and 3,462,024 shares issued and outstanding at June 30, 2022

	September 30, 2023			September 30, 2022
Corrected Condensed Consolidated Balance Sheets (unaudited)	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement Adjustment	As Restated
ASSETS
Current assets:
Cash and cash equivalents	$48,670	$—	$48,670	$53,078	$—	$53,078
Accounts receivable	2,670	—	2,670	4,917	—	4,917
Prepaid expenses and other current assets	2,794	—	2,794	3,932	—	3,932
Current assets from discontinued operations	3,570	757	4,327	1,972	—	1,972

Total current assets	57,704	757	58,461	63,899	—	63,899
Property and equipment, net	580	—	580	173	—	173
Operating lease right-of-use asset	4,131	(81)	4,050	1,491	(137)	1,354
Other assets	103	—	103	132	—	132
Noncurrent assets from discontinued operations	950	—	950	1,163	—	1,163

Total assets	$63,468	$676	$64,144	$66,858	$(137)	$66,721

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable	3,661	—	3,661	4,244	—	4,244
Accrued liabilities	11,772	—	11,772	8,162	—	8,162
Accrued indirect tax liabilities	—	14,689	14,689	—	11,314	11,314
Accrued compensation and benefits	4,457	—	4,457	4,117	—	4,117
Current contract liabilities	750	—	750	3,254	—	3,254
Current portion of operating lease liability	1,051	(81)	970	1,277	(108)	1,169
Current liabilities from discontinued operations	13,929	—	13,929	11,995	—	11,995

Total current liabilities	35,620	14,608	50,228	33,049	11,206	44,255
Long-term contract liabilities	—	—	—	98	—	98
Long-term operating lease liability	3,306	—	3,306	344	(29)	315
Noncurrent liabilities from discontinued operations	16,504	—	16,504	24,300	—	24,300

Total liabilities	55,430	14,608	70,038	57,791	11,177	68,968

	September 30, 2023			September 30, 2022
Corrected Condensed Consolidated Balance Sheets (unaudited)	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement Adjustment	As Restated
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock (7)
Series X Convertible Preferred stock (8)	—	—	—	—	—	—
Common stock (9)	1	—	1	1	—	1
Additional paid-in capital	432,323	—	432,323	402,655	—	402,655
Accumulated deficit	(424,286)	(13,932)	(438,218)	(393,589)	(11,314)	(404,903)

Total stockholders’ equity (deficit)	8,038	(13,932)	(5,894)	9,067	(11,314)	(2,247)

Total liabilities and stockholders’ equity (deficit)	$63,468	$676	$64,144	$66,858	$(137)	$66,721

(7)	Preferred stock, $0.0001 par value; 10,000,000 shares authorized at September 30, 2023 and September 30, 2022
(8)
Series X Convertible Preferred Stock, $0.0001 par value; 4,947,759 shares authorized at September 30, 2023 and September 30, 2022; 2,156,713 shares issued and 2,104,472 shares outstanding at September 30, 2023; 1,870,713 shares issued and 1,818,472 shares outstanding at September 30, 2022

(9)
Common stock, $0.0001 par value; 20,000,000 shares authorized at September 30, 2023 and September 30, 2022; 4,520,814 shares issued and outstanding at September 30, 2023 and 3,559,141 shares issued and outstanding at September 30, 2022

	Three Months Ended March 31, 2023			Three Months Ended March 31, 2022
Corrected Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) (unaudited)	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement Adjustment	As Restated
Revenues:
Collaboration revenue	$5,915	$305	$6,220	$4,583	$160	$4,743

Total revenues	5,915	305	6,220	4,583	160	4,743
Operating expenses:
Research and development	9,415	295	9,710	5,545	—	5,545
General and administrative	3,653	—	3,653	4,675	—	4,675

Total operating expenses	13,068	295	13,363	10,220	—	10,220

Income (loss) from operations	(7,153)	10	(7,143)	(5,637)	160	(5,477)
Other income (expense), net:
Interest income (expense), net	232	—	232	(20)	—	(20)

Total other income (expense), net	232	—	232	(20)	—	(20)

Net income (loss) from continuing operations	(6,921)	10	(6,911)	(5,657)	160	(5,497)
Income (loss) from discontinued operations	10,130	(206)	9,924	(12,624)	(353)	(12,977)

Net income (loss) and comprehensive income (loss)	3,209	(196)	3,013	(18,281)	(193)	(18,474)
Allocation of earnings to participating securities	(677)	41	(636)	—	—	—

Net income (loss) attributable to common stockholders	$2,532	$(155)	$2,377	$(18,281)	$(193)	$(18,474)

Basic and diluted net earnings (loss) per common share from continuing operations (10)	$(1.39)		$(1.39)	$(1.66)		$(1.61)

Basic and diluted net earnings (loss) per common share from discontinued operations (10)	$2.03		$1.99	$(3.71)		$(3.81)

Basic and diluted net earnings (loss) per common share (10)	$0.64		$0.60	$(5.37)		$(5.42)

Shares used to compute basic and diluted net earnings (loss) per common share	3,932,050		3,932,050	3,406,994		3,406,994

(10)
As the Company had a discontinued operation, the company used income (loss) from continuing operations as its control number to determine whether potential common shares are dilutive or anti-dilutive for purposes of reporting basic and diluted net earnings (loss) per common share from discontinued operations. Because there is a loss from continuing operations, the potentially dilutive shares are antidilutive and diluted net earnings (loss) per share is the same as basic net earnings (loss) per share.

	Three Months Ended June 30, 2023			Three Months Ended June 30, 2022
Corrected Condensed Consolidated Statement of Operations and Comprehensive Loss (unaudited)	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement Adjustment	As Restated
Revenues:
Collaboration revenue	$5,395	$(305)	$5,090	$4,293	$—	$4,293

Total revenues	5,395	(305)	5,090	4,293	—	4,293
Operating expenses:
Research and development	8,952	(295)	8,657	6,276	—	6,276
General and administrative	3,181	—	3,181	3,645	—	3,645

Total operating expenses	12,133	(295)	11,838	9,921	—	9,921

Loss from operations	(6,738)	(10)	(6,748)	(5,628)	—	(5,628)
Other income (expense), net:
Interest income (expense), net	623	—	623	(6)	—	(6)

Total other income (expense), net	623	—	623	(6)	—	(6)

Net loss before income tax expense	(6,115)	(10)	(6,125)	(5,634)	—	(5,634)
Income tax expense	(40)	—	(40)	—	—	—

Net income (loss) from continuing operations	(6,155)	(10)	(6,165)	(5,634)	—	(5,634)
Income (loss) from discontinued operations	(6,202)	(1,257)	(7,459)	(7,485)	(2,640)	(10,125)

Net loss and comprehensive loss	$(12,357)	$(1,267)	$(13,624)	$(13,119)	$(2,640)	$(15,759)

Basic and diluted net earnings (loss) per common share from continuing operations (11)	$(1.37)		$(1.37)	$(1.63)		$(1.63)

Basic and diluted net earnings (loss) per common share from discontinued operations (11)	$(1.38)		$(1.65)	$(2.17)		$(2.93)

Basic and diluted net earnings (loss) per common share (11)	$(2.75)		$(3.02)	$(3.80)		$(4.56)

Shares used to compute basic and diluted net earnings (loss) per common share	4,505,813		4,505,813	3,456,786		3,456,786

(11)
As the Company had a discontinued operation, the company used income (loss) from continuing operations as its control number to determine whether potential common shares are dilutive or anti-dilutive for purposes of reporting basic and diluted net earnings (loss) per common share from discontinued operations. Because there is a loss from continuing operations, the potentially dilutive shares are antidilutive and diluted net earnings (loss) per share is the same as basic net earnings (loss) per share.

	Six Months Ended June 30, 2023			Six Months Ended June 30, 2022
Corrected Condensed Consolidated Statement of Operations and Comprehensive Loss (unaudited)	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement Adjustment	As Restated
Revenues:
Collaboration revenue	$11,310	$—	$11,310	$8,876	$160	$9,036

Total revenues	11,310	—	11,310	8,876	160	9,036
Operating expenses:
Research and development	18,367	—	18,367	11,821	—	11,821
General and administrative	6,834	—	6,834	8,320	—	8,320

Total operating expenses	25,201	—	25,201	20,141	—	20,141

Loss from operations	(13,891)	—	(13,891)	(11,265)	160	(11,105)
Other income (expense), net:
Interest income (expense), net	855	—	855	(26)	—	(26)

Total other income (expense), net	855	—	855	(26)	—	(26)

Loss before income tax expense	(13,036)	—	(13,036)	(11,291)	160	(11,131)
Income tax expense	(40)	—	(40)	—	—	—

Net income (loss) from continuing operations	$(13,076)	$—	$(13,076)	$(11,291)	$160	$(11,131)
Income (loss) from discontinued operations	3,928	(1,463)	2,465	(20,109)	(2,993)	(23,102)

Net loss and comprehensive loss	$(9,148)	$(1,463)	$(10,611)	$(31,400)	$(2,833)	$(34,233)

Basic and diluted net earnings (loss) per common share from continuing operations (12)	$(3.10)		$(3.10)	$(3.29)		$(3.24)

Basic and diluted net earnings (loss) per common share from discontinued operations (12)	$0.93		$0.59	$(5.86)		$(6.73)

Basic and diluted net earnings (loss) per common share (12)	$(2.17)		$(2.51)	$(9.15)		$(9.97)

Shares used to compute basic and diluted net earnings (loss) per common share	4,220,511		4,220,511	3,432,017		3,432,017

(12)
As the Company had a discontinued operation, the company used income (loss) from continuing operations as its control number to determine whether potential common shares are dilutive or anti-dilutive for purposes of reporting basic and diluted net earnings (loss) per common share from discontinued operations. Because there is a loss from continuing operations, the potentially dilutive shares are antidilutive and diluted net earnings (loss) per share is the same as basic net earnings (loss) per share.

	Three Months Ended September 30, 2023			Three Months Ended September 30, 2022
Corrected Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) (unaudited)	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement Adjustment	As Restated
Revenues:
Collaboration revenue	$9,217	$—	$9,217	$6,512	$—	$6,512

Total revenues	9,217	—	9,217	6,512	—	6,512
Operating expenses:
Research and development	10,386	—	10,386	8,581	—	8,581
General and administrative	3,299	—	3,299	3,783	—	3,783

Total operating expenses	13,685	—	13,685	12,364	—	12,364

Income (loss) from operations	(4,468)	—	(4,468)	(5,852)	—	(5,852)
Other income, net:
Interest income, net	613	—	613	55	—	55

Total other income, net	613	—	613	55	—	55

Net income (loss) before income tax expense	(3,855)	—	(3,855)	(5,797)	—	(5,797)
Income tax expense	32	—	32	—	—	—

Net income (loss) from continuing operations	(3,823)	—	(3,823)	(5,797)	—	(5,797)
Income (loss) from discontinued operations	(4,349)	(935)	(5,284)	20,775	(732)	20,043

Net income (loss) and comprehensive income (loss)	(8,172)	(935)	(9,107)	14,978	(732)	14,246
Allocation of earnings to participating securities	—	—	—	(3,081)	150	(2,931)

Net income (loss) attributable to common stockholders	$(8,172)	$(935)	$(9,107)	$11,897	$(582)	$11,315

Basic and diluted net earnings (loss) per common share from continuing operations (13)	$(0.85)		$(0.85)	$(1.31)		$(1.31)

Basic and diluted net earnings (loss) per common share from discontinued operations (13)	$(0.96)		$(1.17)	$4.70		$4.53

Basic and diluted net earnings (loss) per common share (13)	$(1.81)		$(2.02)	$3.39		$3.22

Shares used to compute basic and diluted net earnings (loss) per common share	4,514,381		4,514,381	3,510,974		3,510,974

(13)
As the Company had a discontinued operation, the company used income (loss) from continuing operations as its control number to determine whether potential common shares are dilutive or anti-dilutive for purposes of reporting basic and diluted net earnings (loss) per common share from discontinued operations. Because there is a loss from continuing operations, the potentially dilutive shares are antidilutive and diluted net earnings (loss) per share is the same as basic net earnings (loss) per share.

	Nine Months Ended September 30, 2023			Nine Months Ended September 30, 2022
Corrected Condensed Consolidated Statement of Operations and Comprehensive Loss (unaudited)	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement Adjustment	As Restated
Revenues:
Collaboration revenue	$20,527	$—	$20,527	$15,388	$160	$15,548
Product revenue	—	—	—	—	—	—

Total revenues	20,527	—	20,527	15,388	160	15,548
Operating expenses:
Cost of product revenue	—	—	—	—	—	—
Research and development	28,753	—	28,753	20,402	—	20,402
General and administrative	10,133	—	10,133	12,103	—	12,103

Total operating expenses	38,886	—	38,886	32,505	—	32,505

Loss from operations	(18,359)	—	(18,359)	(17,117)	160	(16,957)
Other income, net:
Interest income, net	1,468	—	1,468	29	—	29

Total other income, net	1,468	—	1,468	29	—	29

Net loss before income tax expense	(16,891)	—	(16,891)	(17,088)	160	(16,928)
Income tax expense	(8)	—	(8)	—	—	—

Net income (loss) from continuing operations	(16,899)	—	(16,899)	(17,088)	160	(16,928)
Income (loss) from discontinued operations	(421)	(2,398)	(2,819)	666	(3,725)	(3,059)

Net income (loss) and comprehensive income (loss)	$(17,320)	$(2,398)	$(19,718)	$(16,422)	$(3,565)	$(19,987)

Basic and diluted net earnings (loss) per common share from continuing operations (14)	$(3.91)		$(3.91)	$(4.94)		$(4.89)

Basic and diluted net earnings (loss) per common share from discontinued operations (14)	$(0.10)		$(0.65)	$0.19		$(0.89)

Basic and diluted net earnings (loss) per common share (14)	$(4.01)		$(4.56)	$(4.75)		$(5.78)

Shares used to compute basic and diluted net earnings (loss) per common share	4,319,536		4,319,536	3,458,608		3,458,608

(14)
As the Company had a discontinued operation, the company used income (loss) from continuing operations as its control number to determine whether potential common shares are dilutive or anti-dilutive for purposes of reporting basic and diluted net earnings (loss) per common share from discontinued operations. Because there is a loss from continuing operations, the potentially dilutive shares are antidilutive and diluted net earnings (loss) per share is the same as basic net earnings (loss) per share.

	Three Months Ended March 31, 2023			Three Months Ended March 31, 2022
Corrected Condensed Consolidated Statement of Cash Flows (unaudited)	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement Adjustment	As Restated
Operating activities:
Net income (loss)	$3,209	$(196)	$3,013	$(18,281)	$(193)	$(18,474)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	640	—	640	1,338	—	1,338
Non-cash operating lease expense	288	(26)	262	258	(24)	234
Depreciation and amortization	32	—	32	39	—	39
Amortization of costs to obtain a contract with a customer	475	—	475	—	—	—
Non-cash interest expense	—	—	—	1	—	1
Changes in assets and liabilities:
Accounts receivable	(19,993)	(295)	(20,288)	(3,427)	—	(3,427)
Prepaid expenses, other current assets, and other assets	872	(24)	848	(1,120)	—	(1,120)
Accounts payable and accrued liabilities	3,116	76	3,192	657	—	657
Accrued indirect tax liabilities	—	261	261	—	353	353
Accrued compensation and benefits	921	—	921	(1,953)	—	(1,953)
Contract liabilities	(142)	178	36	(844)	(160)	(1,004)
Operating lease liabilities	(316)	26	(290)	(276)	24	(252)

Net cash used in operating activities	(10,898)	—	(10,898)	(23,608)	—	(23,608)

Investing activities:
Purchases of property and equipment	(94)	—	(94)	(84)	—	(84)

Net cash used in investing activities	(94)	—	(94)	(84)	—	(84)

Financing activities:
Proceeds from underwritten public offering, net of issuance costs	17,593	—	17,593	—	—	—
Proceeds from public offering of common stock, net of issuance costs	8,630	—	8,630	500	—	500
Proceeds from exercise of stock options	14	—	14	—	—	—
Principal repayments of Term Loan	—	—	—	(1,111)	—	(1,111)

Net cash provided by (used in) financing activities	26,237	—	26,237	(611)	—	(611)

Net increase (decrease) in cash and cash equivalents	15,245	—	15,245	(24,303)	—	(24,303)
Cash and cash equivalents at beginning of period	32,731	—	32,731	62,273	—	62,273

Cash and cash equivalents at end of period	$47,976	$—	$47,976	$37,970	$—	$37,970

Supplemental disclosure of cash flows:
Interest paid	$—	$—	$—	$25	$—	$25
Non-cash investing activity:
Purchases of property and equipment, included in accounts payable and accrued liabilities	$55	$—	$55	$16	$—	$16
Non-cash financing activities:
Issuance costs incurred but not yet paid, included in accounts payable and accrued liabilities	$337	$—	$337	$—	$720	$720

	Six Months Ended June 30, 2023			Six Months Ended June 30, 2022
Corrected Condensed Consolidated Statement of Cash Flows (unaudited)	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement Adjustment	As Restated
Operating activities:
Net loss	$(9,148)	$(1,463)	$(10,611)	$(31,400)	$(2,833)	$(34,233)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,435	—	1,435	2,016	—	2,016
Non-cash operating lease expense	664	(25)	639	523	(47)	476
Depreciation and amortization	57	—	57	77	—	77
Amortization of costs to obtain a contract with a customer	40	—	40	—	—	—
Non-cash interest expense	—	—	—	1	—	1
Changes in assets and liabilities:
Accounts receivable	350	—	350	524	—	524
Inventory	(1,954)	(434)	(2,388)	—	—	—
Prepaid expenses, other current assets, and other assets	2,120	—	2,120	(2,567)	—	(2,567)
Accounts payable and accrued liabilities	2,870	—	2,870	(483)	—	(483)
Accrued indirect tax liabilities	—	1,897	1,897	—	2,993	2,993
Accrued compensation and benefits	(1,277)	—	(1,277)	(1,324)	—	(1,324)
Contract liabilities	(2,613)	—	(2,613)	(2,252)	(160)	(2,412)
Operating lease liabilities	(620)	25	(595)	(559)	47	(512)

Net cash used in operating activities	(8,076)	—	(8,076)	(35,444)	—	(35,444)

Investing activities:
Purchases of property and equipment	(201)	—	(201)	(100)	—	(100)

Net cash used in investing activities	(201)	—	(201)	(100)	—	(100)

Financing activities:
Proceeds from underwritten public offering, net of issuance costs	17,256	—	17,256	—	—	—
Proceeds from public offering of common stock, net of issuance costs	8,706	—	8,706	500	—	500
Proceeds from exercise of stock options	14	—	14	—	—	—
Principal repayments of Term Loan	—	—	—	(2,222)	—	(2,222)

Net cash provided by (used in) financing activities	25,976	—	25,976	(1,722)	—	(1,722)

Net increase (decrease) in cash and cash equivalents	17,699	—	17,699	(37,266)	—	(37,266)
Cash and cash equivalents at beginning of period	32,731	—	32,731	62,273	—	62,273

Cash and cash equivalents at end of period	$50,430	$—	$50,430	$25,007	$—	$25,007

Supplemental disclosure of cash flows:
Interest paid	$—	$—	$—	$38	$—	$38
Income taxes paid	$588	$—	$588	$—	$—	$—
Non-cash investing activity:
Operating lease right-of-use asset obtained in exchange for lease liability	$3,847	$—	$3,847	$—	$—	$—
Non-cash financing activities:
Purchase of shares pursuant to Employee Stock Purchase Plan	$63	$—	$63	$69	$—	$69
Issuance costs incurred but not yet paid, included in accounts payable and accrued liabilities	$—	$—	$—	$720	$—	$720

	Nine Months Ended September 30, 2023			Nine Months Ended September 30, 2022
Corrected Condensed Consolidated Statement of Cash Flows (unaudited)	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement Adjustment	As Restated
Operating activities:
Net loss	$(17,320)	$(2,398)	$(19,718)	$(16,422)	$(3,565)	$(19,987)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,231	—	2,231	2,859	—	2,859
Non-cash operating lease expense	921	(26)	895	796	(72)	724
Depreciation and amortization	79	—	79	114	—	114
Amortization of costs to obtain a contract with a customer	53	—	53	1,772	—	1,772
Non-cash interest expense	—	—	—	1	—	1
Changes in assets and liabilities:
Accounts receivable	2,978	(323)	2,655	314	—	314
Inventory	(2,467)	(434)	(2,901)	—	—	—
Prepaid expenses, other current assets, and other assets	2,776	—	2,776	(1,662)	—	(1,662)
Accounts payable and accrued liabilities	6,204	—	6,204	(1,037)	—	(1,037)
Accrued indirect tax liabilities	—	3,155	3,155	—	3,725	3,725
Accrued compensation and benefits	(402)	—	(402)	(670)	—	(670)
Contract liabilities	(3,956)	—	(3,956)	7,314	(160)	7,154
Operating lease liabilities	(807)	26	(781)	(850)	72	(778)

Net cash used in operating activities	(9,710)	—	(9,710)	(7,471)	—	(7,471)

Investing activities:
Purchases of property and equipment	(327)	—	(327)	(109)	—	(109)

Net cash used in investing activities	(327)	—	(327)	(109)	—	(109)

Financing activities:
Proceeds from underwritten public offering, net of issuance costs	17,256	—	17,256	—	—	—
Proceeds from public offering of common stock, net of issuance costs	8,706	—	8,706	1,698	—	1,698
Proceeds from exercise of stock options	14	—	14	—	—	—
Issuance costs for underwritten public offering	—	—	—	(720)	—	(720)
Principal repayments of Term Loan	—	—	—	(2,593)	—	(2,593)

Net cash provided by (used in) financing activities	25,976	—	25,976	(1,615)	—	(1,615)

Net increase (decrease) in cash and cash equivalents	15,939	—	15,939	(9,195)	—	(9,195)
Cash and cash equivalents at beginning of period	32,731	—	32,731	62,273	—	62,273

Cash and cash equivalents at end of period	$48,670	$—	$48,670	$53,078	$—	$53,078

	Nine Months Ended September 30, 2023			Nine Months Ended September 30, 2022
Corrected Condensed Consolidated Statement of Cash Flows (unaudited)	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement Adjustment	As Restated
Supplemental disclosure of cash flows:
Interest paid	$—	$—	$—	$40	$—	$40
Income taxes paid	$651	$—	$651	$—	$—	$—
Non-cash investing activity:
Purchases of property and equipment, included in accounts payable and accrued liabilities	$178	$—	$178	$—	$—	$—
Operating lease right-of-use asset obtained in exchange for lease liability	$3,847	$—	$3,847	$—	$—	$—
Non-cash financing activities:
Purchase of shares pursuant to Employee Stock Purchase Plan	$63	$—	$63	$69	$—	$69
Proceeds from public offering of common stock, net of issuance costs, included in prepaid expenses, other current assets, and other assets	$—	$—	$—	$10	$—	$10

	Corrected Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Equity (Deficit)
	Series X Convertible Preferred Stock		Common Stock		Additional Paid-In Capital	Accumulated Deficit (As Restated)	Total Stockholders’ Equity (Deficit) (As Restated)
(In thousands, except share data)	Shares	Amount	Shares	Amount
Balance, December 31, 2022 (As Restated)	1,818,472	$—	3,623,591	$1	$404,061	$(418,500)	$(14,438)
Underwritten public offering, net of issuance costs	286,000	—	554,300	—	17,256	—	17,256
Public offering of common stock, net of issuance costs	—	—	307,936	—	8,622	—	8,622
Issuance of common stock for exercise of options	—	—	812	—	14	—	14
Issuance of common stock for restricted share units vested	—	—	14,617	—	—	—	—
Stock-based compensation	—	—	—	—	640	—	640
Net income (As Restated)	—	—	—	—	—	3,013	3,013

Balance, March 31, 2023 (As Restated)	2,104,472	—	4,501,256	1	430,593	(415,487)	15,107
Public offering of common stock, net of issuance costs	—	—	3,047	—	76	—	76
Issuance of common stock for restricted share units vested	—	—	232	—	—	—	—
Issuance of common stock under Employee Stock Purchase Plan	—	—	8,060	—	63	—	63
Stock-based compensation	—	—	—	—	795	—	795
Net loss (As Restated)	—	—	—	—	—	(13,624)	(13,624)

Balance, June 30, 2023 (As Restated)	2,104,472	—	4,512,595	1	431,527	(429,111)	2,417
Issuance of common stock for restricted share units vested	—	—	8,219	—	—	—	—
Stock-based compensation	—	—	—	—	796	—	796
Net loss (As Restated)	—	—	—	—	—	(9,107)	(9,107)

Balance, September 30, 2023 (As Restated)	2,104,472	$—	4,520,814	$1	$432,323	$(438,218)	$(5,894)

	Corrected Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Equity (Deficit)
	Series X Convertible Preferred Stock		Common Stock		Additional Paid-In Capital (As Restated)	Accumulated Deficit (As Restated)	Total Stockholders’ Equity (Deficit) (As Restated)
(In thousands, except share data)	Shares	Amount	Shares	Amount
Balance, December 31, 2021 (As Restated)	1,818,472	$—	3,393,320	$1	$398,019	$(384,916)	$13,104
Public offering of common stock, net of issuance costs	—	—	32,208	—	500	—	500
Issuance of common stock for restricted share units vested	—	—	27,039	—	—	—	—
Stock-based compensation	—	—	—	—	1,165	—	1,165
Net loss (As Restated)	—	—	—	—	—	(18,474)	(18,474)

Balance, March 31, 2022 (As Restated)	1,818,472	—	3,452,567	1	399,684	(403,390)	(3,705)
Issuance of common stock for restricted share units vested	—	—	252	—	—	—	—
Issuance of common stock under Employee Stock Purchase Plan	—	—	9,205	—	69	—	69
Stock-based compensation	—	—	—	—	852	—	852
Issuance costs for underwritten public offering (As Restated)	—	—	—	—	—	—	—
Net loss (As Restated)	—	—	—	—	—	(15,759)	(15,759)

Balance, June 30, 2022 (As Restated)	1,818,472	—	3,462,024	1	400,605	(419,149)	(18,543)
Public offering of common stock, net of issuance costs	—	—	83,197	—	1,208	—	1,208
Issuance of common stock for restricted share units vested	—	—	13,920	—	—	—	—
Stock-based compensation	—	—	—	—	842	—	842
Net income (As Restated)	—	—	—	—	—	14,246	14,246

Balance, September 30, 2022 (As Restated)	1,818,472	$—	3,559,141	$1	$402,655	$(404,903)	$(2,247)